UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.818350.104

AFF5-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.2%
	Shares	Value
Domestic Equity Funds - 38.2%
Fidelity Advisor Equity Growth Fund Institutional Class	154,168	$ 5,833,719
Fidelity Advisor Equity Income Fund Institutional Class	433,641	7,532,344
Fidelity Advisor Growth & Income Fund Institutional Class	719,799	9,141,451
Fidelity Advisor Large Cap Fund Institutional Class	618,422	7,773,568
Fidelity Advisor Small Cap Fund Institutional Class	140,007	2,671,342
Fidelity Series 100 Index Fund	620,414	4,162,979
Fidelity Series All-Sector Equity Fund	1,131,175	11,153,383
Fidelity Series Large Cap Value Fund	443,448	4,323,622
Fidelity Series Small Cap Opportunities Fund	438,235	2,730,201
TOTAL DOMESTIC EQUITY FUNDS		55,322,609
International Equity Funds - 8.0%
Fidelity Advisor Diversified International Fund Institutional Class	434,664	5,455,038
Fidelity Advisor Overseas Fund Institutional Class	389,894	5,388,337
Fidelity Series Emerging Markets Fund	53,860	745,962
TOTAL INTERNATIONAL EQUITY FUNDS		11,589,337
TOTAL EQUITY FUNDS (Cost $86,475,192)		66,911,946
Fixed-Income Funds - 38.9%
	Shares	Value
High Yield Fixed-Income Funds - 5.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,111,562	$ 7,769,820
Investment Grade Fixed-Income Funds - 33.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,217,394	9,300,887
Fidelity Advisor Total Bond Fund Institutional Class	1,229,608	12,160,828
Fidelity Series Investment Grade Bond Fund	2,481,579	27,198,104
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		48,659,819
TOTAL FIXED-INCOME FUNDS (Cost $60,421,057)		56,429,639
Short-Term Funds - 14.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,223,787	10,842,753
Fidelity Institutional Money Market Portfolio Institutional Class	10,699,465	10,699,465
TOTAL SHORT-TERM FUNDS (Cost $21,933,761)		21,542,218
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $168,830,010)		$ 144,883,803
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $172,378,014. Net unrealized depreciation aggregated $27,494,211, of which $2,224,192 related to appreciated investment securities and $29,718,403 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.818354.104

AFF10-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.8%
	Shares	Value
Domestic Equity Funds - 40.7%
Fidelity Advisor Equity Growth Fund Institutional Class	821,505	$ 31,085,735
Fidelity Advisor Equity Income Fund Institutional Class	2,430,323	42,214,704
Fidelity Advisor Growth & Income Fund Institutional Class	3,671,344	46,626,073
Fidelity Advisor Large Cap Fund Institutional Class	3,370,644	42,368,989
Fidelity Advisor Small Cap Fund Institutional Class	696,146	13,282,469
Fidelity Series 100 Index Fund	2,854,169	19,151,475
Fidelity Series All-Sector Equity Fund	5,778,248	56,973,530
Fidelity Series Large Cap Value Fund	1,843,329	17,972,454
Fidelity Series Small Cap Opportunities Fund	2,166,965	13,500,191
TOTAL DOMESTIC EQUITY FUNDS		283,175,620
International Equity Funds - 10.1%
Fidelity Advisor Diversified International Fund Institutional Class	2,689,630	33,754,853
Fidelity Advisor Overseas Fund Institutional Class	2,419,072	33,431,569
Fidelity Series Emerging Markets Fund	239,636	3,318,959
TOTAL INTERNATIONAL EQUITY FUNDS		70,505,381
TOTAL EQUITY FUNDS (Cost $456,385,541)		353,681,001
Fixed-Income Funds - 39.6%
	Shares	Value
High Yield Fixed-Income Funds - 5.5%
Fidelity Advisor High Income Advantage Fund Institutional Class	5,429,427	$ 37,951,697
Investment Grade Fixed-Income Funds - 34.1%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,180,161	47,216,430
Fidelity Advisor Total Bond Fund Institutional Class	6,972,045	68,953,527
Fidelity Series Investment Grade Bond Fund	11,084,519	121,486,325
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		237,656,282
TOTAL FIXED-INCOME FUNDS (Cost $297,424,873)		275,607,979
Short-Term Funds - 9.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,798,355	33,653,424
Fidelity Institutional Money Market Portfolio Institutional Class	33,178,564	33,178,564
TOTAL SHORT-TERM FUNDS (Cost $68,435,927)		66,831,988
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $822,246,341)		$ 696,120,968
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs below please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $830,414,087. Net unrealized depreciation aggregated $134,293,119, of which $10,213,515 related to appreciated investment securities and $144,506,634 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.818355.104

AFF15-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.3%
	Shares	Value
Domestic Equity Funds - 42.7%
Fidelity Advisor Equity Growth Fund Institutional Class	1,161,287	$ 43,943,115
Fidelity Advisor Equity Income Fund Institutional Class	3,456,883	60,046,050
Fidelity Advisor Growth & Income Fund Institutional Class	5,208,410	66,146,812
Fidelity Advisor Large Cap Fund Institutional Class	4,787,771	60,182,276
Fidelity Advisor Small Cap Fund Institutional Class	991,545	18,918,687
Fidelity Series 100 Index Fund	4,053,570	27,199,455
Fidelity Series All-Sector Equity Fund	8,103,423	79,899,755
Fidelity Series Large Cap Value Fund	2,710,480	26,427,175
Fidelity Series Small Cap Opportunities Fund	3,097,008	19,294,360
TOTAL DOMESTIC EQUITY FUNDS		402,057,685
International Equity Funds - 10.6%
Fidelity Advisor Diversified International Fund Institutional Class	3,814,965	47,877,811
Fidelity Advisor Overseas Fund Institutional Class	3,432,117	47,431,858
Fidelity Series Emerging Markets Fund	362,612	5,022,170
TOTAL INTERNATIONAL EQUITY FUNDS		100,331,839
TOTAL EQUITY FUNDS (Cost $656,364,873)		502,389,524
Fixed-Income Funds - 39.1%
	Shares	Value
High Yield Fixed-Income Funds - 5.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,763,512	$ 54,266,947
Investment Grade Fixed-Income Funds - 33.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,087,117	61,785,576
Fidelity Advisor Total Bond Fund Institutional Class	9,085,158	89,852,209
Fidelity Series Investment Grade Bond Fund	14,830,623	162,543,630
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		314,181,415
TOTAL FIXED-INCOME FUNDS (Cost $396,111,068)		368,448,362
Short-Term Funds - 7.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,084,502	36,188,688
Fidelity Institutional Money Market Portfolio Institutional Class	35,656,497	35,656,497
TOTAL SHORT-TERM FUNDS (Cost $73,265,950)		71,845,185
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,125,741,891)		$ 942,683,071
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,132,055,550. Net unrealized depreciation aggregated $189,372,479, of which $17,083,461 related to appreciated investment securities and $206,455,940 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.818359.104

AFF20-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 65.3%
	Shares	Value
Domestic Equity Funds - 52.2%
Fidelity Advisor Equity Growth Fund Institutional Class	2,305,431	$ 87,237,522
Fidelity Advisor Equity Income Fund Institutional Class	6,959,551	120,887,402
Fidelity Advisor Growth & Income Fund Institutional Class	10,265,623	130,373,406
Fidelity Advisor Large Cap Fund Institutional Class	9,643,679	121,221,042
Fidelity Advisor Small Cap Fund Institutional Class	1,914,662	36,531,750
Fidelity Series 100 Index Fund	7,745,786	51,974,226
Fidelity Series All-Sector Equity Fund	15,723,493	155,033,638
Fidelity Series Large Cap Value Fund	5,272,327	51,405,192
Fidelity Series Small Cap Opportunities Fund	6,067,146	37,798,321
TOTAL DOMESTIC EQUITY FUNDS		792,462,499
International Equity Funds - 13.1%
Fidelity Advisor Diversified International Fund Institutional Class	7,579,451	95,122,114
Fidelity Advisor Overseas Fund Institutional Class	6,785,842	93,780,337
Fidelity Series Emerging Markets Fund	672,177	9,309,654
TOTAL INTERNATIONAL EQUITY FUNDS		198,212,105
TOTAL EQUITY FUNDS (Cost $1,280,163,066)		990,674,604
Fixed-Income Funds - 33.3%
	Shares	Value
High Yield Fixed-Income Funds - 7.8%
Fidelity Advisor High Income Advantage Fund Institutional Class	16,848,191	$ 117,768,852
Investment Grade Fixed-Income Funds - 25.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	9,862,979	75,353,160
Fidelity Advisor Total Bond Fund Institutional Class	11,359,482	112,345,282
Fidelity Series Investment Grade Bond Fund	18,190,737	199,370,472
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		387,068,914
TOTAL FIXED-INCOME FUNDS (Cost $552,959,822)		504,837,766
Short-Term Funds - 1.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,177,803	10,435,333
Fidelity Institutional Money Market Portfolio Institutional Class	10,214,335	10,214,335
TOTAL SHORT-TERM FUNDS (Cost $20,927,642)		20,649,668
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,854,050,530)		$ 1,516,162,038
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,866,572,253. Net unrealized depreciation aggregated $350,410,215, of which $30,124,258 related to appreciated investment securities and $380,534,473 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.818367.104

AFF25-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.7%
	Shares	Value
Domestic Equity Funds - 56.6%
Fidelity Advisor Equity Growth Fund Institutional Class	1,607,310	$ 60,820,605
Fidelity Advisor Equity Income Fund Institutional Class	4,879,577	84,758,261
Fidelity Advisor Growth & Income Fund Institutional Class	7,152,674	90,838,954
Fidelity Advisor Large Cap Fund Institutional Class	6,775,961	85,173,827
Fidelity Advisor Small Cap Fund Institutional Class	1,308,704	24,970,073
Fidelity Series 100 Index Fund	5,382,599	36,117,240
Fidelity Series All-Sector Equity Fund	10,835,020	106,833,300
Fidelity Series Large Capital Value Fund	3,676,804	35,848,837
Fidelity Series Small Cap Opportunities Fund	4,214,505	26,256,363
TOTAL DOMESTIC EQUITY FUNDS		551,617,460
International Equity Funds - 14.1%
Fidelity Advisor Diversified International Fund Institutional Class	5,287,455	66,357,555
Fidelity Advisor Overseas Fund Institutional Class	4,712,034	65,120,309
Fidelity Series Emerging Markets Fund	468,194	6,484,490
TOTAL INTERNATIONAL EQUITY FUNDS		137,962,354
TOTAL EQUITY FUNDS (Cost $895,668,044)		689,579,814
Fixed-Income Funds - 29.3%
	Shares	Value
High Yield Fixed-Income Funds - 8.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,260,864	$ 78,713,439
Investment Grade Fixed-Income Funds - 21.2%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,262,504	40,205,530
Fidelity Advisor Total Bond Fund Institutional Class	6,070,378	60,036,035
Fidelity Series Investment Grade Bond Fund	9,699,291	106,304,235
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		206,545,800
TOTAL FIXED-INCOME FUNDS (Cost $312,586,364)		285,259,239
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,208,254,408)		$ 974,839,053
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,215,697,230. Net unrealized depreciation aggregated $240,858,177, of which $24,488,797 related to appreciated investment securities and $265,346,974 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.818364.104

AFF30-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 79.5%
	Shares	Value
Domestic Equity Funds - 63.5%
Fidelity Advisor Equity Growth Fund Institutional Class	2,123,203	$ 80,342,005
Fidelity Advisor Equity Income Fund Institutional Class	6,406,348	111,278,264
Fidelity Advisor Growth & Income Fund Institutional Class	9,513,694	120,823,911
Fidelity Advisor Large Cap Fund Institutional Class	9,018,593	113,363,712
Fidelity Advisor Small Cap Fund Institutional Class	1,729,150	32,992,190
Fidelity Series 100 Index Fund	6,841,796	45,908,451
Fidelity Series All-Sector Equity Fund	14,505,834	143,027,523
Fidelity Series Large Cap Value Fund	5,223,264	50,926,826
Fidelity Series Small Cap Opportunities Fund	5,653,249	35,219,742
TOTAL DOMESTIC EQUITY FUNDS		733,882,624
International Equity Funds - 16.0%
Fidelity Advisor Diversified International Fund Institutional Class	6,992,215	87,752,297

	Shares	Value
Fidelity Advisor Overseas Fund Institutional Class	6,164,892	$ 85,198,802
Fidelity Series Emerging Markets Fund	821,740	11,381,096
TOTAL INTERNATIONAL EQUITY FUNDS		184,332,195
TOTAL EQUITY FUNDS (Cost $1,196,338,871)		918,214,819
Fixed-Income Funds - 20.5%

High Yield Fixed-Income Funds - 8.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	13,225,290	92,444,777
Investment Grade Fixed-Income Funds - 12.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	3,628,319	27,720,360
Fidelity Advisor Total Bond Fund Institutional Class	4,157,272	41,115,424
Fidelity Series Investment Grade Bond Fund	6,924,211	75,889,352
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		144,725,136
TOTAL FIXED-INCOME FUNDS (Cost $265,643,476)		237,169,913
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,461,982,347)		$ 1,155,384,732
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,471,073,794. Net unrealized depreciation aggregated $315,689,062, of which $26,141,465 related to appreciated investment securities and $341,830,527 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.818365.104

AFF35-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.5%
	Shares	Value
Domestic Equity Funds - 65.9%
Fidelity Advisor Equity Growth Fund Institutional Class	1,163,622	$ 44,031,455
Fidelity Advisor Equity Income Fund Institutional Class	3,477,406	60,402,542
Fidelity Advisor Growth & Income Fund Institutional Class	5,225,891	66,368,821
Fidelity Advisor Large Cap Fund Institutional Class	4,891,735	61,489,103
Fidelity Advisor Small Cap Fund Institutional Class	949,902	18,124,134
Fidelity Series 100 Index Fund	3,733,489	25,051,711
Fidelity Series All-Sector Equity Fund	7,912,937	78,021,562
Fidelity Series Large Cap Value Fund	2,935,438	28,620,524
Fidelity Series Small Cap Opportunities Fund	3,105,596	19,347,866
TOTAL DOMESTIC EQUITY FUNDS		401,457,718
International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	3,820,295	47,944,708

	Shares	Value
Fidelity Advisor Overseas Fund Institutional Class	3,365,788	$ 46,515,185
Fidelity Series Emerging Markets Fund	473,400	6,556,596
TOTAL INTERNATIONAL EQUITY FUNDS		101,016,489
TOTAL EQUITY FUNDS (Cost $656,155,398)		502,474,207
Fixed-Income Funds - 17.5%

High Yield Fixed-Income Funds - 8.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	6,973,651	48,745,824
Investment Grade Fixed-Income Funds - 9.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,459,612	11,151,436
Fidelity Advisor Total Bond Fund Institutional Class	1,658,771	16,405,241
Fidelity Series Investment Grade Bond Fund	2,769,718	30,356,112
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		57,912,789
TOTAL FIXED-INCOME FUNDS (Cost $119,835,587)		106,658,613
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $775,990,985)		$ 609,132,820
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $779,315,878. Net unrealized depreciation aggregated $170,183,058, of which $17,017,164 related to appreciated investment securities and $187,200,222 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.818366.104

AFF40-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.5%
	Shares	Value
Domestic Equity Funds - 66.7%
Fidelity Advisor Equity Growth Fund Institutional Class	1,572,869	$ 59,517,349
Fidelity Advisor Equity Income Fund Institutional Class	4,711,874	81,845,245
Fidelity Advisor Growth & Income Fund Institutional Class	7,086,855	90,003,054
Fidelity Advisor Large Cap Fund Institutional Class	6,652,407	83,620,754
Fidelity Advisor Small Cap Fund Institutional Class	1,295,753	24,722,960
Fidelity Series 100 Index Fund	5,170,894	34,696,699
Fidelity Series All-Sector Equity Fund	10,789,503	106,384,503
Fidelity Series Large Cap Value Fund	3,996,849	38,969,281
Fidelity Series Small Cap Opportunities Fund	4,230,941	26,358,765
TOTAL DOMESTIC EQUITY FUNDS		546,118,610
International Equity Funds - 16.8%
Fidelity Advisor Diversified International Fund Institutional Class	5,172,375	64,913,302

	Shares	Value
Fidelity Advisor Overseas Fund Institutional Class	4,559,538	$ 63,012,815
Fidelity Series Emerging Markets Fund	683,713	9,469,429
TOTAL INTERNATIONAL EQUITY FUNDS		137,395,546
TOTAL EQUITY FUNDS (Cost $892,032,111)		683,514,156
Fixed-Income Funds - 16.5%

High Yield Fixed-Income Funds - 10.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,808,728	82,543,009
Investment Grade Fixed-Income Funds - 6.4%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,195,861	9,136,376
Fidelity Advisor Total Bond Fund Institutional Class	1,459,559	14,435,036
Fidelity Series Investment Grade Bond Fund	2,634,780	28,877,192
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		52,448,604
TOTAL FIXED-INCOME FUNDS (Cost $158,332,949)		134,991,613
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,050,365,060)		$ 818,505,769
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,055,965,978. Net unrealized depreciation aggregated $237,460,209, of which $18,708,435 related to appreciated investment securities and $256,168,644 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.833434.103

AFF45-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.5%
	Shares	Value
Domestic Equity Funds - 67.9%
Fidelity Advisor Equity Growth Fund Institutional Class	319,615	$ 12,094,220
Fidelity Advisor Equity Income Fund Institutional Class	944,210	16,400,936
Fidelity Advisor Growth & Income Fund Institutional Class	1,350,705	17,153,959
Fidelity Advisor Large Cap Fund Institutional Class	1,341,529	16,863,025
Fidelity Advisor Small Cap Fund Institutional Class	265,113	5,058,361
Fidelity Series 100 Index Fund	967,440	6,491,520
Fidelity Series All-Sector Equity Fund	2,247,916	22,164,447
Fidelity Series Large Cap Value Fund	893,324	8,709,910
Fidelity Series Small Cap Opportunities Fund	862,304	5,372,152
TOTAL DOMESTIC EQUITY FUNDS		110,308,530
International Equity Funds - 16.6%
Fidelity Advisor Diversified International Fund Institutional Class	1,005,451	12,618,410
Fidelity Advisor Overseas Fund Institutional Class	866,896	11,980,503
Fidelity Series Emerging Markets Fund	166,555	2,306,784
TOTAL INTERNATIONAL EQUITY FUNDS		26,905,697
TOTAL EQUITY FUNDS (Cost $168,379,810)		137,214,227
Fixed-Income Funds - 15.5%
	Shares	Value
High Yield Fixed-Income Funds - 10.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,387,100	$ 16,685,829
Investment Grade Fixed-Income Funds - 5.2%
Fidelity Advisor Strategic Real Return Fund Institutional Class	178,745	1,365,615
Fidelity Advisor Total Bond Fund Institutional Class	130,234	1,288,018
Fidelity Series Investment Grade Bond Fund	536,168	5,876,400
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		8,530,033
TOTAL FIXED-INCOME FUNDS (Cost $27,519,149)		25,215,862
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $195,898,959)		$ 162,430,089
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $196,849,213. Net unrealized depreciation aggregated $34,419,124, of which $6,951,339 related to appreciated investment securities and $41,370,463 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.833438.103

AFF50-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 88.4%
	Shares	Value
Domestic Equity Funds - 69.1%
Fidelity Advisor Equity Growth Fund Institutional Class	284,505	$ 10,765,655
Fidelity Advisor Equity Income Fund Institutional Class	748,522	13,001,831
Fidelity Advisor Growth & Income Fund Institutional Class	1,176,341	14,939,533
Fidelity Advisor Large Cap Fund Institutional Class	1,199,010	15,071,555
Fidelity Advisor Small Cap Fund Institutional Class	231,766	4,422,087
Fidelity Series 100 Index Fund	752,084	5,046,482
Fidelity Series All-Sector Equity Fund	1,975,840	19,481,779
Fidelity Series Large Cap Value Fund	815,632	7,952,410
Fidelity Series Small Cap Opportunities Fund	815,019	5,077,571
TOTAL DOMESTIC EQUITY FUNDS		95,758,903
International Equity Funds - 19.3%
Fidelity Advisor Diversified International Fund Institutional Class	1,011,255	12,691,247

	Shares	Value
Fidelity Advisor Overseas Fund Institutional Class	865,346	$ 11,959,084
Fidelity Series Emerging Markets Fund	147,088	2,037,172
TOTAL INTERNATIONAL EQUITY FUNDS		26,687,503
TOTAL EQUITY FUNDS (Cost $153,665,919)		122,446,406
Fixed-Income Funds - 11.6%

High Yield Fixed-Income Funds - 11.0%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,177,881	15,223,390
Investment Grade Fixed-Income Funds - 0.6%
Fidelity Advisor Strategic Real Return Fund Institutional Class	15,205	116,168
Fidelity Advisor Total Bond Fund Institutional Class	15,104	149,379
Fidelity Series Investment Grade Bond Fund	49,222	539,470
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		805,017
TOTAL FIXED-INCOME FUNDS (Cost $18,118,136)		16,028,407
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $171,784,055)		$ 138,474,813
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $173,104,698. Net unrealized depreciation aggregated $34,629,885, of which $5,246,466 related to appreciated investment securities and $39,876,351 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2009

1.818360.104

AFF-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.0%
	Shares	Value
Domestic Equity Funds - 21.0%
Fidelity Advisor Equity Growth Fund Institutional Class	106,742	$ 4,039,100
Fidelity Advisor Equity Income Fund Institutional Class	304,085	5,281,953
Fidelity Advisor Growth & Income Fund Institutional Class	495,552	6,293,513
Fidelity Advisor Large Cap Fund Institutional Class	433,462	5,448,619
Fidelity Advisor Small Cap Fund Institutional Class	96,250	1,836,458
Fidelity Series 100 Index Fund	426,120	2,859,263
Fidelity Series All-Sector Equity Fund	761,671	7,510,073
Fidelity Series Large Cap Value Fund	305,973	2,983,238
Fidelity Series Small Cap Opportunities Fund	301,451	1,878,039
TOTAL EQUITY FUNDS (Cost $46,474,321)		38,130,256
Fixed-Income Funds - 41.5%

High Yield Fixed-Income Funds - 5.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,450,185	10,136,794

	Shares	Value
Investment Grade Fixed-Income Funds - 35.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,697,108	$ 12,965,907
Fidelity Advisor Total Bond Fund Institutional Class	1,706,622	16,878,494
Fidelity Series Investment Grade Bond Fund	3,245,220	35,567,614
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		65,412,015
TOTAL FIXED-INCOME FUNDS (Cost $79,874,092)		75,548,809
Short-Term Funds - 37.5%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	3,883,448	34,407,351
Fidelity Institutional Money Market Portfolio Institutional Class	33,871,367	33,871,367
TOTAL SHORT-TERM FUNDS (Cost $69,822,363)		68,278,718
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $196,170,776)		$ 181,957,783
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $197,651,530. Net unrealized depreciation aggregated $15,693,747, of which $2,907,976 related to appreciated investment securities and $18,601,723 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2000 Fund

June 30, 2009

1.818351.104

F00-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 22.6%
	Shares	Value
Domestic Equity Funds - 22.5%
Fidelity Blue Chip Growth Fund	553,332	$ 16,135,166
Fidelity Disciplined Equity Fund	3,636,204	63,888,110
Fidelity Equity-Income Fund	1,663,255	53,174,249
Fidelity Growth Company Fund	966,781	53,453,330
Fidelity Series 100 Index Fund	6,364,717	42,707,248
Fidelity Series All-Sector Equity Fund	4,847,693	47,798,255
Fidelity Series Large Cap Value Fund	5,645,559	55,044,203
Fidelity Series Small Cap Opportunities Fund	1,429,554	8,906,119
Fidelity Small Cap Growth Fund (a)	548,152	5,503,451
Fidelity Small Cap Value Fund	508,870	5,215,916
TOTAL DOMESTIC EQUITY FUNDS		351,826,047
International Equity Funds - 0.1%
Fidelity Diversified International Fund	39,196	913,261
Fidelity Europe Fund	13,184	321,042
Fidelity Japan Fund	15,910	159,098
Fidelity Overseas Fund	31,946	847,195
Fidelity Series Emerging Markets Fund	11,678	161,743
TOTAL INTERNATIONAL EQUITY FUNDS		2,402,339
TOTAL EQUITY FUNDS (Cost $428,741,338)		354,228,386
Fixed-Income Funds - 38.1%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	5,710,859	$ 39,347,816
Fidelity High Income Fund	5,385,409	39,367,339
TOTAL HIGH YIELD FIXED-INCOME FUNDS		78,715,155
Investment Grade Fixed-Income Funds - 33.1%
Fidelity Series Investment Grade Bond Fund	29,393,362	322,151,241
Fidelity Strategic Real Return Fund	13,392,564	102,453,116
Fidelity Total Bond Fund	9,403,015	93,089,845
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		517,694,202
TOTAL FIXED-INCOME FUNDS (Cost $629,649,743)		596,409,357
Short-Term Funds - 39.3%

Fidelity Institutional Money Market Portfolio Institutional Class	306,482,530	306,482,530
Fidelity Short-Term Bond Fund	38,039,272	308,118,107
TOTAL SHORT-TERM FUNDS (Cost $640,269,615)		614,600,637
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,698,660,696)		$ 1,565,238,380
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,707,424,314. Net unrealized depreciation aggregated $142,185,934, of which $28,047,627 related to appreciated investment securities and $170,233,561 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2005 Fund

June 30, 2009

1.818352.104

F05-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.3%
	Shares	Value
Domestic Equity Funds - 38.2%
Fidelity Blue Chip Growth Fund	518,337	$ 15,114,695
Fidelity Disciplined Equity Fund	3,443,292	60,498,638
Fidelity Equity-Income Fund	1,572,876	50,284,848
Fidelity Growth Company Fund	917,442	50,725,384
Fidelity Series 100 Index Fund	6,027,978	40,447,733
Fidelity Series All-Sector Equity Fund	4,783,654	47,166,833
Fidelity Series Large Cap Value Fund	5,540,611	54,020,954
Fidelity Series Small Cap Opportunities Fund	1,346,622	8,389,455
Fidelity Small Cap Growth Fund (a)	504,624	5,066,425
Fidelity Small Cap Value Fund	482,614	4,946,792
TOTAL DOMESTIC EQUITY FUNDS		336,661,757
International Equity Funds - 8.1%
Fidelity Diversified International Fund	1,042,977	24,301,373
Fidelity Europe Fund	517,332	12,597,031
Fidelity Japan Fund	391,134	3,911,343
Fidelity Overseas Fund	909,061	24,108,307
Fidelity Series Emerging Markets Fund	359,383	4,977,451
Fidelity Southeast Asia Fund	49,051	1,065,383
TOTAL INTERNATIONAL EQUITY FUNDS		70,960,888
TOTAL EQUITY FUNDS (Cost $534,120,088)		407,622,645
Fixed-Income Funds - 37.8%
	Shares	Value
High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	3,217,330	$ 22,167,404
Fidelity High Income Fund	3,039,982	22,222,267
TOTAL HIGH YIELD FIXED-INCOME FUNDS		44,389,671
Investment Grade Fixed-Income Funds - 32.8%
Fidelity Series Investment Grade Bond Fund	16,236,586	177,952,979
Fidelity Strategic Real Return Fund	7,530,259	57,606,479
Fidelity Total Bond Fund	5,339,334	52,859,406
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		288,418,864
TOTAL FIXED-INCOME FUNDS (Cost $354,686,634)		332,808,535
Short-Term Funds - 15.9%

Fidelity Institutional Money Market Portfolio Institutional Class	69,952,217	69,952,217
Fidelity Short-Term Bond Fund	8,682,029	70,324,432
TOTAL SHORT-TERM FUNDS (Cost $144,691,725)		140,276,649
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,033,498,447)		$ 880,707,829
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,043,055,927. Net unrealized depreciation aggregated $162,348,098, of which $17,747,502 related to appreciated investment securities and $180,095,600 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2010 Fund

June 30, 2009

1.818356.104

F10-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.1%
	Shares	Value
Domestic Equity Funds - 40.1%
Fidelity Blue Chip Growth Fund	6,403,423	$ 186,723,815
Fidelity Disciplined Equity Fund	42,198,006	741,418,959
Fidelity Equity-Income Fund	19,261,640	615,794,623
Fidelity Growth Company Fund	11,229,267	620,866,172
Fidelity Series 100 Index Fund	73,775,649	495,034,607
Fidelity Series All-Sector Equity Fund	57,831,379	570,217,396
Fidelity Series Large Cap Value Fund	67,129,543	654,513,045
Fidelity Series Small Cap Opportunities Fund	16,487,410	102,716,562
Fidelity Small Cap Growth Fund (a)	6,191,754	62,165,210
Fidelity Small Cap Value Fund	5,917,577	60,655,169
TOTAL DOMESTIC EQUITY FUNDS		4,110,105,558
International Equity Funds - 10.0%
Fidelity Diversified International Fund	15,021,238	349,994,846
Fidelity Europe Fund	7,542,186	183,652,232
Fidelity Japan Fund	5,683,711	56,837,106
Fidelity Overseas Fund	13,053,105	346,168,333
Fidelity Series Emerging Markets Fund	5,241,118	72,589,484
Fidelity Southeast Asia Fund	713,471	15,496,585
TOTAL INTERNATIONAL EQUITY FUNDS		1,024,738,586
TOTAL EQUITY FUNDS (Cost $6,396,700,247)		5,134,844,144
Fixed-Income Funds - 39.7%
	Shares	Value
High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	37,581,188	$ 258,934,385
Fidelity High Income Fund	35,641,139	260,536,722
TOTAL HIGH YIELD FIXED-INCOME FUNDS		519,471,107
Investment Grade Fixed-Income Funds - 34.6%
Fidelity Series Investment Grade Bond Fund	200,240,645	2,194,637,469
Fidelity Strategic Real Return Fund	92,468,077	707,380,792
Fidelity Total Bond Fund	65,236,574	645,842,083
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,547,860,344
TOTAL FIXED-INCOME FUNDS (Cost $4,313,569,236)		4,067,331,451
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class	523,028,373	523,028,373
Fidelity Short-Term Bond Fund	64,914,159	525,804,684
TOTAL SHORT-TERM FUNDS (Cost $1,088,850,954)		1,048,833,057
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,799,120,437)		$ 10,251,008,652
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $11,917,460,240. Net unrealized depreciation aggregated $1,666,451,588, of which $279,079,590 related to appreciated investment securities and $1,945,531,178 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2015 Fund

June 30, 2009

1.818357.104

F15-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 52.7%
	Shares	Value
Domestic Equity Funds - 42.1%
Fidelity Blue Chip Growth Fund	4,687,398	$ 136,684,535
Fidelity Disciplined Equity Fund	31,082,276	546,115,589
Fidelity Equity-Income Fund	14,188,904	453,619,246
Fidelity Growth Company Fund	8,270,391	457,269,926
Fidelity Series 100 Index Fund	54,369,940	364,822,297
Fidelity Series All-Sector Equity Fund	43,163,397	425,591,090
Fidelity Series Large Cap Value Fund	50,180,837	489,263,161
Fidelity Series Small Cap Opportunities Fund	12,206,485	76,046,400
Fidelity Small Cap Growth Fund (a)	4,557,340	45,755,689
Fidelity Small Cap Value Fund	4,377,097	44,865,240
TOTAL DOMESTIC EQUITY FUNDS		3,040,033,173
International Equity Funds - 10.6%
Fidelity Diversified International Fund	11,205,024	261,077,050
Fidelity Europe Fund	5,579,070	135,850,354
Fidelity Japan Fund	4,215,821	42,158,208
Fidelity Overseas Fund	9,779,007	259,339,256
Fidelity Series Emerging Markets Fund	3,900,303	54,019,191
Fidelity Southeast Asia Fund	535,668	11,634,708
TOTAL INTERNATIONAL EQUITY FUNDS		764,078,767
TOTAL EQUITY FUNDS (Cost $4,960,646,615)		3,804,111,940
Fixed-Income Funds - 39.0%
	Shares	Value
High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund	27,830,060	$ 191,749,116
Fidelity High Income Fund	26,253,685	191,914,439
TOTAL HIGH YIELD FIXED-INCOME FUNDS		383,663,555
Investment Grade Fixed-Income Funds - 33.7%
Fidelity Series Investment Grade Bond Fund	136,811,172	1,499,450,449
Fidelity Strategic Real Return Fund	63,165,601	483,216,849
Fidelity Total Bond Fund	44,951,345	445,018,320
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,427,685,618
TOTAL FIXED-INCOME FUNDS (Cost $2,977,163,576)		2,811,349,173
Short-Term Funds - 8.3%

Fidelity Institutional Money Market Portfolio Institutional Class	299,424,634	299,424,634
Fidelity Short-Term Bond Fund	37,160,437	300,999,539
TOTAL SHORT-TERM FUNDS (Cost $617,169,430)		600,424,173
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,554,979,621)		$ 7,215,885,286
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $8,603,533,674. Net unrealized depreciation aggregated $1,387,648,388, of which $183,144,079 related to appreciated investment securities and $1,570,792,467 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2020 Fund

June 30, 2009

1.818361.104

F20-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 64.6%
	Shares	Value
Domestic Equity Funds - 51.7%
Fidelity Blue Chip Growth Fund	13,628,497	$ 397,406,961
Fidelity Disciplined Equity Fund	90,128,712	1,583,561,466
Fidelity Equity-Income Fund	41,142,360	1,315,321,235
Fidelity Growth Company Fund	23,981,634	1,325,944,518
Fidelity Series 100 Index Fund	157,645,346	1,057,800,269
Fidelity Series All-Sector Equity Fund	125,388,807	1,236,333,637
Fidelity Series Large Cap Value Fund	145,436,843	1,418,009,218
Fidelity Series Small Cap Opportunities Fund	35,467,449	220,962,205
Fidelity Small Cap Growth Fund (a)	13,145,106	131,976,864
Fidelity Small Cap Value Fund	12,685,504	130,026,416
TOTAL DOMESTIC EQUITY FUNDS		8,817,342,789
International Equity Funds - 12.9%
Fidelity Diversified International Fund	32,010,959	745,855,351
Fidelity Europe Fund	16,190,152	394,230,199
Fidelity Japan Fund	12,329,186	123,291,863
Fidelity Overseas Fund	27,941,401	741,005,953
Fidelity Series Emerging Markets Fund	11,326,732	156,875,235
Fidelity Southeast Asia Fund	1,503,347	32,652,694
TOTAL INTERNATIONAL EQUITY FUNDS		2,193,911,295
TOTAL EQUITY FUNDS (Cost $13,854,676,313)		11,011,254,084
Fixed-Income Funds - 33.7%
	Shares	Value
High Yield Fixed-Income Funds - 7.2%
Fidelity Capital & Income Fund	89,506,060	$ 616,696,755
Fidelity High Income Fund	84,574,892	618,242,457
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,234,939,212
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Series Investment Grade Bond Fund	255,102,035	2,795,918,309
Fidelity Strategic Real Return Fund	117,240,988	896,893,559
Fidelity Total Bond Fund	83,203,128	823,710,964
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,516,522,832
TOTAL FIXED-INCOME FUNDS (Cost $6,147,550,460)		5,751,462,044
Short-Term Funds - 1.7%

Fidelity Institutional Money Market Portfolio Institutional Class	146,405,287	146,405,287
Fidelity Short-Term Bond Fund	18,167,802	147,159,197
TOTAL SHORT-TERM FUNDS (Cost $298,277,411)		293,564,484
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,300,504,184)		$ 17,056,280,612
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $20,433,793,908. Net unrealized depreciation aggregated $3,377,513,296, of which $529,135,799 related to appreciated investment securities and $3,906,649,095 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2025 Fund

June 30, 2009

1.818369.104

F25-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.2%
	Shares	Value
Domestic Equity Funds - 56.1%
Fidelity Blue Chip Growth Fund	6,182,101	$ 180,270,072
Fidelity Disciplined Equity Fund	41,093,693	722,016,180
Fidelity Equity-Income Fund	18,744,764	599,270,107
Fidelity Growth Company Fund	10,908,273	603,118,405
Fidelity Series 100 Index Fund	71,760,816	481,515,075
Fidelity Series All-Sector Equity Fund	57,220,185	564,191,025
Fidelity Series Large Cap Value Fund	66,384,580	647,249,656
Fidelity Series Small Cap Opportunities Fund	16,143,839	100,576,114
Fidelity Small Cap Growth Fund (a)	6,008,521	60,325,555
Fidelity Small Cap Value Fund	5,820,989	59,665,138
TOTAL DOMESTIC EQUITY FUNDS		4,018,197,327
International Equity Funds - 14.1%
Fidelity Diversified International Fund	14,727,756	343,156,718
Fidelity Europe Fund	7,375,970	179,604,877
Fidelity Japan Fund	5,600,926	56,009,264
Fidelity Overseas Fund	12,891,005	341,869,451
Fidelity Series Emerging Markets Fund	5,121,002	70,925,880
Fidelity Southeast Asia Fund	697,669	15,153,370
TOTAL INTERNATIONAL EQUITY FUNDS		1,006,719,560
TOTAL EQUITY FUNDS (Cost $6,523,943,625)		5,024,916,887
Fixed-Income Funds - 29.8%
	Shares	Value
High Yield Fixed-Income Funds - 7.5%
Fidelity Capital & Income Fund	39,099,053	$ 269,392,476
Fidelity High Income Fund	36,748,412	268,630,888
TOTAL HIGH YIELD FIXED-INCOME FUNDS		538,023,364
Investment Grade Fixed-Income Funds - 22.3%
Fidelity Series Investment Grade Bond Fund	90,285,194	989,525,721
Fidelity Strategic Real Return Fund	41,665,142	318,738,337
Fidelity Total Bond Fund	29,421,436	291,272,214
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,599,536,272
TOTAL FIXED-INCOME FUNDS (Cost $2,294,150,620)		2,137,559,636
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,818,094,245)		$ 7,162,476,523
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $8,844,156,519. Net unrealized depreciation aggregated $1,681,679,996, of which $213,928,084 related to appreciated investment securities and $1,895,608,080 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2030 Fund

June 30, 2009

1.818370.104

F30-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 78.5%
	Shares	Value
Domestic Equity Funds - 62.9%
Fidelity Blue Chip Growth Fund	11,532,379	$ 336,284,161
Fidelity Disciplined Equity Fund	75,655,316	1,329,263,897
Fidelity Equity-Income Fund	34,542,353	1,104,319,038
Fidelity Growth Company Fund	20,123,060	1,112,604,000
Fidelity Series 100 Index Fund	132,255,766	887,436,188
Fidelity Series All-Sector Equity Fund	105,279,284	1,038,053,742
Fidelity Series Large Cap Value Fund	122,069,725	1,190,179,821
Fidelity Series Small Cap Opportunities Fund	29,836,291	185,880,093
Fidelity Small Cap Growth Fund (a)	11,069,521	111,137,994
Fidelity Small Cap Value Fund	10,746,497	110,151,596
TOTAL DOMESTIC EQUITY FUNDS		7,405,310,530
International Equity Funds - 15.6%
Fidelity Diversified International Fund	26,874,634	626,178,977
Fidelity Europe Fund	13,585,640	330,810,336
Fidelity Japan Fund	10,261,040	102,610,396
Fidelity Overseas Fund	23,487,215	622,880,942
Fidelity Series Emerging Markets Fund	9,447,488	130,847,705
Fidelity Southeast Asia Fund	1,311,882	28,494,067
TOTAL INTERNATIONAL EQUITY FUNDS		1,841,822,423
TOTAL EQUITY FUNDS (Cost $11,894,817,219)		9,247,132,953
Fixed-Income Funds - 21.5%
	Shares	Value
High Yield Fixed-Income Funds - 7.5%
Fidelity Capital & Income Fund	64,553,753	$ 444,775,359
Fidelity High Income Fund	60,934,569	445,431,703
TOTAL HIGH YIELD FIXED-INCOME FUNDS		890,207,062
Investment Grade Fixed-Income Funds - 14.0%
Fidelity Series Investment Grade Bond Fund	93,611,533	1,025,982,405
Fidelity Strategic Real Return Fund	42,425,549	324,555,450
Fidelity Total Bond Fund	30,109,412	298,083,175
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,648,621,030
TOTAL FIXED-INCOME FUNDS (Cost $2,771,755,706)		2,538,828,092
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $14,666,572,925)		$ 11,785,961,045
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $14,746,840,509. Net unrealized depreciation aggregated $2,960,879,464, of which $352,091,546 related to appreciated investment securities and $3,312,971,010 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2035 Fund

June 30, 2009

1.818371.104

F35-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.5%
	Shares	Value
Domestic Equity Funds - 65.9%
Fidelity Blue Chip Growth Fund	4,595,729	$ 134,011,446
Fidelity Disciplined Equity Fund	30,518,428	536,208,785
Fidelity Equity-Income Fund	13,934,311	445,479,934
Fidelity Growth Company Fund	8,082,671	446,890,895
Fidelity Series 100 Index Fund	53,343,310	357,933,613
Fidelity Series All-Sector Equity Fund	42,570,007	419,740,268
Fidelity Series Large Cap Value Fund	49,440,877	482,048,553
Fidelity Series Small Cap Opportunities Fund	12,028,724	74,938,951
Fidelity Small Cap Growth Fund (a)	4,468,405	44,862,783
Fidelity Small Cap Value Fund	4,356,131	44,650,347
TOTAL DOMESTIC EQUITY FUNDS		2,986,765,575
International Equity Funds - 16.6%
Fidelity Diversified International Fund	10,948,372	255,097,068
Fidelity Europe Fund	5,473,827	133,287,694
Fidelity Japan Fund	4,166,932	41,669,316
Fidelity Overseas Fund	9,598,701	254,557,560
Fidelity Series Emerging Markets Fund	3,829,423	53,037,512
Fidelity Southeast Asia Fund	525,228	11,407,951
TOTAL INTERNATIONAL EQUITY FUNDS		749,057,101
TOTAL EQUITY FUNDS (Cost $4,806,900,572)		3,735,822,676
Fixed-Income Funds - 17.5%
	Shares	Value
High Yield Fixed-Income Funds - 7.5%
Fidelity Capital & Income Fund	24,759,732	$ 170,594,556
Fidelity High Income Fund	23,279,193	170,170,900
TOTAL HIGH YIELD FIXED-INCOME FUNDS		340,765,456
Investment Grade Fixed-Income Funds - 10.0%
Fidelity Series Investment Grade Bond Fund	25,869,290	283,527,421
Fidelity Strategic Real Return Fund	11,565,175	88,473,589
Fidelity Total Bond Fund	8,247,516	81,650,409
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		453,651,419
TOTAL FIXED-INCOME FUNDS (Cost $868,398,155)		794,416,875
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,675,298,727)		$ 4,530,239,551
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $5,693,266,371. Net unrealized depreciation aggregated $1,163,026,820, of which $145,380,479 related to appreciated investment securities and $1,308,407,299 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2040 Fund

June 30, 2009

1.818372.104

F40-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.1%
	Shares	Value
Domestic Equity Funds - 67.3%
Fidelity Blue Chip Growth Fund	6,904,857	$ 201,345,634
Fidelity Disciplined Equity Fund	45,756,092	803,934,531
Fidelity Equity-Income Fund	20,903,662	668,290,089
Fidelity Growth Company Fund	12,144,035	671,443,704
Fidelity Series 100 Index Fund	80,016,349	536,909,700
Fidelity Series All-Sector Equity Fund	63,625,250	627,344,967
Fidelity Series Large Cap Value Fund	74,080,401	722,283,906
Fidelity Series Small Cap Opportunities Fund	18,050,724	112,456,010
Fidelity Small Cap Growth Fund (a)	6,671,188	66,978,727
Fidelity Small Cap Value Fund	6,533,156	66,964,854
TOTAL DOMESTIC EQUITY FUNDS		4,477,952,122
International Equity Funds - 16.8%
Fidelity Diversified International Fund	16,320,817	380,275,028
Fidelity Europe Fund	8,209,020	199,889,632
Fidelity Japan Fund	6,251,918	62,519,185
Fidelity Overseas Fund	14,284,802	378,832,949
Fidelity Series Emerging Markets Fund	5,718,948	79,207,433
Fidelity Southeast Asia Fund	771,815	16,763,828
TOTAL INTERNATIONAL EQUITY FUNDS		1,117,488,055
TOTAL EQUITY FUNDS (Cost $7,207,337,278)		5,595,440,177
Fixed-Income Funds - 15.9%
	Shares	Value
High Yield Fixed-Income Funds - 9.3%
Fidelity Capital & Income Fund	44,981,031	$ 309,919,304
Fidelity High Income Fund	42,426,787	310,139,813
TOTAL HIGH YIELD FIXED-INCOME FUNDS		620,059,117
Investment Grade Fixed-Income Funds - 6.6%
Fidelity Series Investment Grade Bond Fund	25,233,248	276,556,402
Fidelity Strategic Real Return Fund	11,232,805	85,930,956
Fidelity Total Bond Fund	7,830,696	77,523,894
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		440,011,252
TOTAL FIXED-INCOME FUNDS (Cost $1,197,792,806)		1,060,070,369
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,405,130,084)		$ 6,655,510,546
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $8,444,934,999. Net unrealized depreciation aggregated $1,789,424,453, of which $180,958,532 related to appreciated investment securities and $1,970,382,985 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2045 Fund

June 30, 2009

1.833436.103

F45-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 85.0%
	Shares	Value
Domestic Equity Funds - 67.8%
Fidelity Blue Chip Growth Fund	1,366,910	$ 39,859,094
Fidelity Disciplined Equity Fund	9,035,097	158,746,659
Fidelity Equity-Income Fund	4,127,639	131,960,612
Fidelity Growth Company Fund	2,372,883	131,196,725
Fidelity Series 100 Index Fund	15,786,651	105,928,429
Fidelity Series All-Sector Equity Fund	12,345,109	121,722,778
Fidelity Series Large Cap Value Fund	14,820,272	144,497,648
Fidelity Series Small Cap Opportunities Fund	3,597,133	22,410,138
Fidelity Small Cap Growth Fund (a)	1,338,285	13,436,384
Fidelity Small Cap Value Fund	1,291,898	13,241,959
TOTAL DOMESTIC EQUITY FUNDS		883,000,426
International Equity Funds - 17.2%
Fidelity Diversified International Fund	3,309,986	77,122,680
Fidelity Europe Fund	1,620,339	39,455,248
Fidelity Japan Fund	1,223,446	12,234,458
Fidelity Overseas Fund	2,878,034	76,325,451
Fidelity Series Emerging Markets Fund	1,128,515	15,629,936
Fidelity Southeast Asia Fund	157,122	3,412,701
TOTAL INTERNATIONAL EQUITY FUNDS		224,180,474
TOTAL EQUITY FUNDS (Cost $1,320,293,807)		1,107,180,900
Fixed-Income Funds - 15.0%
	Shares	Value
High Yield Fixed-Income Funds - 10.2%
Fidelity Capital & Income Fund	9,734,581	$ 67,071,265
Fidelity High Income Fund	9,081,414	66,385,133
TOTAL HIGH YIELD FIXED-INCOME FUNDS		133,456,398
Investment Grade Fixed-Income Funds - 4.8%
Fidelity Series Investment Grade Bond Fund	3,492,186	38,274,362
Fidelity Strategic Real Return Fund	1,661,615	12,711,358
Fidelity Total Bond Fund	1,114,811	11,036,631
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		62,022,351
TOTAL FIXED-INCOME FUNDS (Cost $205,999,871)		195,478,749
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,526,293,678)		$ 1,302,659,649
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,531,084,056. Net unrealized depreciation aggregated $228,424,407, of which $57,336,917 related to appreciated investment securities and $285,761,324 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2050 Fund

June 30, 2009

1.833437.103

F50-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.5%
	Shares	Value
Domestic Equity Funds - 69.5%
Fidelity Blue Chip Growth Fund	1,131,298	$ 32,988,646
Fidelity Disciplined Equity Fund	7,494,313	131,675,072
Fidelity Equity-Income Fund	3,422,628	109,421,404
Fidelity Growth Company Fund	1,967,446	108,780,063
Fidelity Series 100 Index Fund	13,094,794	87,866,070
Fidelity Series All-Sector Equity Fund	10,471,408	103,248,087
Fidelity Series Large Cap Value Fund	12,361,684	120,526,422
Fidelity Series Small Cap Opportunities Fund	2,978,190	18,554,124
Fidelity Small Cap Growth Fund (a)	1,102,703	11,071,141
Fidelity Small Cap Value Fund	1,071,663	10,984,549
TOTAL DOMESTIC EQUITY FUNDS		735,115,578
International Equity Funds - 20.0%
Fidelity Diversified International Fund	3,106,473	72,380,830
Fidelity Europe Fund	1,546,389	37,654,575
Fidelity Japan Fund	1,172,381	11,723,811
Fidelity Overseas Fund	2,714,013	71,975,635
Fidelity Series Emerging Markets Fund	1,079,261	14,947,766
Fidelity Southeast Asia Fund	147,261	3,198,504
TOTAL INTERNATIONAL EQUITY FUNDS		211,881,121
TOTAL EQUITY FUNDS (Cost $1,155,917,475)		946,996,699
Fixed-Income Funds - 10.5%
	Shares	Value
High Yield Fixed-Income Funds - 10.1%
Fidelity Capital & Income Fund	7,791,754	$ 53,685,187
Fidelity High Income Fund	7,266,329	53,116,863
TOTAL HIGH YIELD FIXED-INCOME FUNDS		106,802,050
Investment Grade Fixed-Income Funds - 0.4%
Fidelity Series Investment Grade Bond Fund	244,425	2,678,898
Fidelity Strategic Real Return Fund	109,175	835,190
Fidelity Total Bond Fund	93,625	926,892
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,440,980
TOTAL FIXED-INCOME FUNDS (Cost $121,620,336)		111,243,030
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,277,537,811)		$ 1,058,239,729
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,285,492,412. Net unrealized depreciation aggregated $227,252,683, of which $44,596,647 related to appreciated investment securities and $271,849,330 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom Income Fund

June 30, 2009

1.818362.104

FRI-QTLY-0809

Investments June 30, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.1%
	Shares	Value
Domestic Equity Funds - 20.1%
Fidelity Blue Chip Growth Fund	749,840	$ 21,865,330
Fidelity Disciplined Equity Fund	4,974,544	87,402,740
Fidelity Equity-Income Fund	2,270,977	72,603,141
Fidelity Growth Company Fund	1,316,573	72,793,311
Fidelity Series 100 Index Fund	8,664,951	58,141,823
Fidelity Series All-Sector Equity Fund	6,658,819	65,655,951
Fidelity Series Large Cap Value Fund	7,733,960	75,406,111
Fidelity Series Small Cap Opportunities Fund	1,942,558	12,102,136
Fidelity Small Cap Growth Fund (a)	736,622	7,395,687
Fidelity Small Cap Value Fund	686,798	7,039,675
TOTAL EQUITY FUNDS (Cost $573,520,963)		480,405,905
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund	8,751,737	60,299,467
Fidelity High Income Fund	8,237,481	60,215,983
TOTAL HIGH YIELD FIXED-INCOME FUNDS		120,515,450

	Shares	Value
Investment Grade Fixed-Income Funds - 35.3%
Fidelity Series Investment Grade Bond Fund	48,340,324	$ 529,809,953
Fidelity Strategic Real Return Fund	21,987,463	168,204,094
Fidelity Total Bond Fund	14,896,932	147,479,629
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		845,493,676
TOTAL FIXED-INCOME FUNDS (Cost $1,016,268,473)		966,009,126
Short-Term Funds - 39.6%

Fidelity Institutional Money Market Portfolio Institutional Class	473,426,392	473,426,392
Fidelity Short-Term Bond Fund	58,758,994	475,947,852
TOTAL SHORT-TERM FUNDS (Cost $987,841,664)		949,374,244
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,577,631,100)		$ 2,395,789,275
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2009, the aggregate cost of investment securities for income tax purposes was $2,586,732,048. Net unrealized depreciation aggregated $190,942,773, of which $40,955,998 related to appreciated investment securities and $231,898,771 related to depreciated investment securities.

Investment Valuation

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 31, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2009